Intangible assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Intangible assets
10. Intangible assets
Goodwill activity consisted of the following during 2020 and 2019:

	Year Ended December 31,
	2020	2019
	(in thousands)
Cost at the beginning of the year	$941	$951
Additions	—	—
Disposals at cost	—	—
Impact of currency translation	27	(10)

Cost at the end of the year	$968	$941

There is only one cash generating unit in the Company and goodwill is allocated to this. IDEX performed the annual impairment test on December 31, 2020. The Company considers the relationship between its market capitalization (recoverable amount) and its carrying amount, among other factors, when reviewing for indicators of impairment. The recoverable amount has been determined based on the fair value of the equity of IDEX. Based on the 2020 assessment, no impairment charge has been made. There were no reasonable possible changes to any key assumptions that would cause an impairment.
Other intangible asset (patents) activity consisted of the following during 2020 and 2019

	Year Ended December 31,
	2020	2019
	(in thousands)
Amortization period (straight-line, in years)	10 - 17	10 - 17
Cost at the beginning of the year	$4,835	$4,919
Additions	181	—
Disposals at cost	—	(33)
Impact of currency translation	157	(51)

Cost at the end of the year	$5,173	$4,835

Accumulated Amortization at the beginning of the year	$2,230	$1,839
Amortization and impairment	396	415
Accumulated impairment of disposed items	—	(6)
Impact of currency translation	104	(18)

Accumulated Amortization at the end of the year	2,731	2,230

Carrying amount at the end of the year	$2,442	$2,605

Patents acquired in earlier years have been capitalized and are amortized over the estimated useful life, which is the lifetime of the respective patent(s).